Investments in Controlled Entities - Schedule of Company Subsidiaries (Details)		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025		Jun. 30, 2024
Carrara Resources Pty Ltd [Member]
Schedule of Company Subsidiaries [Line Items]
Type of Entity		Body Corporate
Country of Incorporation		Australia
Tax Residence		Australia
Class of Shares		Ordinary
Percentage held		100.00%	100.00%
Curie Resources Pty Ltd [Member]
Schedule of Company Subsidiaries [Line Items]
Type of Entity		Body Corporate	Body Corporate
Country of Incorporation		Australia	Australia
Tax Residence		Australia	Australia
Class of Shares		Ordinary	Ordinary
Percentage held		100.00%	100.00%		100.00%
Xavier Resources Pty Ltd [Member]
Schedule of Company Subsidiaries [Line Items]
Type of Entity		Body Corporate	Body Corporate
Country of Incorporation		Australia	Australia
Tax Residence		Australia	Australia
Class of Shares		Ordinary	Ordinary
Percentage held		100.00%	100.00%		100.00%
Devil Prospecting Pty Ltd [Member]
Schedule of Company Subsidiaries [Line Items]
Type of Entity		Body Corporate	Body Corporate	[1]
Country of Incorporation		Australia	Australia	[1]
Tax Residence		Australia	Australia	[1]
Class of Shares		Ordinary	Ordinary	[1]
Percentage held		100.00%	100.00%	[1]		[1]
1205 Pty Ltd [Member]
Schedule of Company Subsidiaries [Line Items]
Type of Entity		Body Corporate	Body Corporate	[1]
Country of Incorporation		Australia	Australia	[1]
Tax Residence		Australia	Australia	[1]
Class of Shares		Ordinary	Ordinary	[1]
Percentage held		100.00%	100.00%	[1]		[1]
Resolution Minerals Gold LLC [Member]
Schedule of Company Subsidiaries [Line Items]
Type of Entity		Body Corporate	Body Corporate
Country of Incorporation		USA	USA
Tax Residence		USA	USA
Class of Shares		Ordinary	Ordinary
Percentage held		100.00%	100.00%		100.00%
Resolution Minerals Alaska Inc [Member]
Schedule of Company Subsidiaries [Line Items]
Type of Entity		Body Corporate	Body Corporate
Country of Incorporation		USA	USA
Tax Residence		USA	USA
Class of Shares		Ordinary	Ordinary
Percentage held		100.00%	100.00%		100.00%
1503571 B.C. Ltd [Member]
Schedule of Company Subsidiaries [Line Items]
Type of Entity		Body Corporate
Country of Incorporation		Canada
Tax Residence		Canada
Class of Shares		Ordinary
Percentage held		100.00%
1262446 B.C. Ltd [Member]
Schedule of Company Subsidiaries [Line Items]
Type of Entity		Body Corporate
Country of Incorporation		Canada
Tax Residence		Canada
Class of Shares		Ordinary
Percentage held		100.00%
Horse Heaven Holdings Inc. [Member]
Schedule of Company Subsidiaries [Line Items]
Type of Entity	[2]	Body Corporate
Country of Incorporation	[2]	USA
Tax Residence	[2]	USA
Class of Shares	[2]	Ordinary
Percentage held	[2]	100.00%
Remington Capital Corporation [Member]
Schedule of Company Subsidiaries [Line Items]
Type of Entity	[2]	Body Corporate
Country of Incorporation	[2]	Canada
Tax Residence	[2]	Canada
Class of Shares	[2]	Ordinary
Percentage held	[2]	100.00%
Remington Idaho Inc. [Member]
Schedule of Company Subsidiaries [Line Items]
Type of Entity	[2]	Body Corporate
Country of Incorporation	[2]	USA
Tax Residence	[2]	USA
Class of Shares	[2]	Ordinary
Percentage held	[2]	100.00%
Carrara Pty Ltd [Member]
Schedule of Company Subsidiaries [Line Items]
Type of Entity			Body Corporate
Country of Incorporation			Australia
Tax Residence			Australia
Class of Shares			Ordinary
Percentage held			100.00%		100.00%
N23 LLC [Member]
Schedule of Company Subsidiaries [Line Items]
Type of Entity	[3]		Body Corporate
Country of Incorporation	[3]		USA
Tax Residence	[3]		USA
Class of Shares	[3]		Ordinary
Percentage held	[3]				100.00%

[1]	Subsidiary companies acquired during the year.
[2]	Subsidiary companies acquired during the year.
[3]	N23 LLC was sold during the year.